PROVISIONS - Schedule of Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Non-current provisions	$ 11,241,035	$ 14,680,570	$ 8,864,215
Labor and social security
Disclosure of other provisions [line items]
Non-current provisions	2,577,335	2,843,515	3,010,487
Environmental restoration
Disclosure of other provisions [line items]
Non-current provisions	7,444,480	9,960,560	4,833,458
Civil and other
Disclosure of other provisions [line items]
Non-current provisions	$ 1,219,220	$ 1,876,495	$ 1,020,270